Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Estimated useful life of assets
Estimated useful life of assets are as follows:

ASSET	Useful life (in years)
Buildings (Residential; factory etc.)	3 - 60
Plant and equipment	15 - 40
Railway Sidings	15
Office equipment	3 - 6
Furniture and fixtures	8 - 10
Vehicles	8 - 10

Summary of effective date of new pronouncement
The new and amended standards that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below:

New pronouncement	Effective date
Reference to the Conceptual Framework – Amendments to IFRS 3	January 01, 2022
Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16	January 01, 2022
Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37	January 01, 2022
AIP IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter	January 01, 2022
AIP IFRS 9 Financial Instruments – Fees in the ‘10 per cent’ test for derecognition of financial liabilities	January 01, 2022
AIP IAS 41 Agriculture – Taxation in fair value measurements	January 01, 2022
IFRS 17 Insurance Contracts	January 01, 2023
Classification of Liabilities as Current or Non-current - Amendments to IAS 1	January 01, 2023
Definition of Accounting Estimates - Amendments to IAS 8	January 01, 2023
Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2	January 01, 2023